Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation: The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners’ consolidated balance sheets, statement of partners’ capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company’s consolidated financial statements and notes included in Navios Partners’ Annual Report for the year ended December 31, 2021 filed on Form 20-F on April 12, 2022 with the U.S. Securities and Exchange Commission (“SEC”).

Based on internal forecasts and projections that take into account reasonably possible changes in Company’s trading performance, management believes that the Company has adequate financial resources, including cash from sale of vessels (see Note 5 – Vessels, net) to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.

Following Russia’s invasion of Ukraine in February 2022 the United States, the European Union, the United Kingdom and other countries have announced sanctions against Russia, and may impose wider sanctions and take other actions in the future. To date, no apparent consequences have been identified on the Company’s business. It should be noted that since the Company employs Ukrainian and Russian seafarers, it may face problems in relation to their employment, repatriation, salary payments and be subject to claims in this regard. Notwithstanding the foregoing, it is possible that these tensions might eventually have an adverse impact on our business, financial condition, results of operations and cash flows.

(b) Principles of consolidation: The accompanying interim condensed consolidated financial statements include Navios Partners’ wholly owned subsidiaries incorporated under the laws of the Republic of Marshall Islands, Malta, Cayman Islands and Liberia from their dates of incorporation or from the date of acquiring control or, for chartered-in vessels, from the dates charter-in agreements were in effect. All significant inter-company balances and transactions have been eliminated in Navios Partners’ consolidated financial statements.

Navios Partners also consolidates entities that are determined to be variable interest entities (“VIE”) as defined in the accounting guidance, if it determines that it is the primary beneficiary. A VIE is defined as a legal entity where either (i) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity’s residual risks and rewards, (ii) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (iii) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.

Subsidiaries: Subsidiaries are those entities in which Navios Partners has an interest of more than one half of the voting rights or otherwise has power to govern the financial and operating policies of the entity.

The accompanying interim condensed consolidated financial statements include the following entities:

Company name	Vessel name	Country of incorporation	2022	2021
Libra Shipping Enterprises Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Felicity Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Gemini Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Galaxy Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Palermo Shipping S.A	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Fantastiks Shipping Corporation(12)	Navios Fantastiks	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Sagittarius Shipping Corporation(12)	Navios Sagittarius	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 – 6/30	1/01 – 6/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Golem Navigation Limited(13)	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Perigiali Navigation Limited(12)	Navios Beaufiks	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Finian Navigation Co.(12)	Navios Ace	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Wave Shipping Corp.	Navios Libertas	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Casual Shipholding Co.(12)	Navios Sol	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Avery Shipping Company	Navios Symphony	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Coasters Ventures Ltd.	Navios Christine B	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Ianthe Maritime S.A.	Navios Aster	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Fairy Shipping Corporation (5)	Navios Utmost	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Limestone Shipping Corporation (28)	Navios Unite	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Dune Shipping Corp.	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Citrine Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Cavalli Navigation Inc.	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Seymour Trading Limited(2)	Navios Altair I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Goldie Services Company	Navios Symmetry	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Andromeda Shiptrade Limited	Navios Apollon I	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Esmeralda Shipping Corporation	Navios Sphera	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Triangle Shipping Corporation	Navios Mars	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Oceanus Shipping Corporation(19)	Castor N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Cronus Shipping Corporation	Protostar N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Leto Shipping Corporation(17)	Esperanza N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Dionysus Shipping Corporation(4)	Harmony N	Marshall Is.	1/01 – 6/30	1/01 – 6/30

Prometheus Shipping Corporation(18)	Solar N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Camelia Shipping Inc.(31)	Navios Camelia	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Anthos Shipping Inc.	Navios Anthos	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Azalea Shipping Inc.(1)	Navios Azalea	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Amaryllis Shipping Inc.	Navios Amaryllis	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Zaffre Shipping Corporation(14)	Serenitas N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Wenge Shipping Corporation(14),(20)	Joie N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Sunstone Shipping Corporation(14)	Copernicus N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Fandango Shipping Corporation(14)	Unity N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Flavescent Shipping Corporation(14)	Odysseus N	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Emery Shipping Corporation(15)	Navios Gem	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Rondine Management Corp.(15)	Navios Victory	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Prosperity Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Aldebaran Shipping Corporation	—	Marshall Is.	1/01 – 6/30	1/01 – 6/30
JTC Shipping and Trading Ltd.(11)	Holding Company	Malta	1/01 – 6/30	1/01 – 6/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Navios Maritime Operating LLC.	N/A	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 – 6/30	1/01 – 6/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Solange Shipping Ltd.(16)	Navios Avior	Marshall Is.	1/01 – 6/30	3/30 – 6/30
Mandora Shipping Ltd.(16)	Navios Centaurus	Marshall Is.	1/01 – 6/30	3/30 – 6/30
Olympia II Navigation Limited	Navios Domino	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Pingel Navigation Limited	Navios Delight	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Ebba Navigation Limited	Navios Destiny	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Clan Navigation Limited	Navios Devotion	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Sui An Navigation Limited(23)	Navios Dedication	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Bertyl Ventures Co.	Navios Azure	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Silvanus Marine Company	Navios Summer	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Anthimar Marine Inc.	Navios Amarillo	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Enplo Shipping Limited	Navios Verde	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Morven Chartering Inc.	Matson Oahu	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Rodman Maritime Corp.	Navios Spring	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Isolde Shipping Inc.	Navios Indigo	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Velour Management Corp.	Navios Vermilion	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Evian Shiptrade Ltd.	Matson Lanai	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Theros Ventures Limited	Navios Lapis	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Legato Shipholding Inc.	Navios Tempo	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Inastros Maritime Corp.	Navios Chrysalis	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Zoner Shiptrade S.A.	Navios Dorado	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Jasmer Shipholding Ltd.	Navios Nerine	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Thetida Marine Co.	Navios Magnolia	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Jaspero Shiptrade S.A.	Navios Jasmine	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Peran Maritime Inc.	Zim Baltimore(ex Navios Felicitas)	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Nefeli Navigation S.A.	Navios Unison	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Crayon Shipping Ltd	Navios Miami	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Chernava Marine Corp.	Bahamas	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Proteus Shiptrade S.A	Zim Carmel	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Vythos Marine Corp.	Navios Constellation	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Navios Maritime Containers Sub L.P.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Navios Partners Containers Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Boheme Navigation Company	Sub-Holding Company	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Navios Partners Containers Inc.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Iliada Shipping S.A.	Operating Company	Marshall Is.	1/01 – 6/30	3/31 – 6/30

Vinetree Marine Company	Operating Company	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Afros Maritime Inc.	Operating Company	Marshall Is.	1/01 – 6/30	3/31 – 6/30
Cavos Navigation Co.(9)	Navios Libra	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Perivoia Shipmanagement Co.(10)	Navios Amitie	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Pleione Management Limited(10)	Navios Star	Marshall Is.	1/01 – 6/30	1/01 – 6/30
Bato Marine Corp.(21)	Navios Armonia	Marshall Is.	1/01 – 6/30	3/05 – 6/30
Agron Navigation Company(21)	TBN II	Marshall Is.	1/01 – 6/30	3/05 – 6/30
Teuta Maritime S.A.(22)	TBN VI	Marshall Is.	1/01 – 6/30	3/05 – 6/30
Ambracia Navigation Company(29)	Navios Primavera	Marshall Is.	1/01 – 6/30	3/05 – 6/30
Artala Shipping Co.(22)	TBN IV	Marshall Is.	1/01 – 6/30	3/05 – 6/30
Migen Shipmanagement Ltd.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	3/05 – 6/30
Bole Shipping Corporation(24)	Spectrum N	Marshall Is.	1/01 – 6/30	4/28 – 6/30
Brandeis Shipping Corporation(24)	Ete N	Marshall Is.	1/01 – 6/30	5/10 – 6/30
Buff Shipping Corporation(24)	Fleur N	Marshall Is.	1/01 – 6/30	5/10 – 6/30
Morganite Shipping Corporation(22)	TBN V	Marshall Is.	1/01 – 6/30	6/01 – 6/30
Balder Martitime Ltd.(26)	Navios Koyo	Marshall Is.	1/01 – 6/30	6/04 – 6/30
Melpomene Shipping Corporation(25)	TBN VII	Marshall Is.	1/01 – 6/30	6/23 – 6/30
Urania Shipping Corporation(25)	TBN VIII	Marshall Is.	1/01 – 6/30	6/23 – 6/30
Terpsichore Shipping Corporation(8)	TBN IX	Marshall Is.	1/01 – 6/30	6/23 – 6/30
Erato Shipping Corporation(8)	TBN X	Marshall Is.	1/01 – 6/30	6/23 – 6/30
Lavender Shipping Corporation(12)(7)	Navios Ray	Marshall Is.	1/01 – 6/30	6/30 – 6/30
Nostos Shipmanagement Corp.(12) (7)	Navios Bonavis	Marshall Is.	1/01 – 6/30	6/30 – 6/30
Navios Maritime Acquisition Corporation	Sub-Holding Company	Marshall Is.	1/01 – 6/30	—
Navios Acquisition Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	—
Navios Acquisition Finance (US) Inc.	Co-Issuer of Ship Mortgage Notes	Delaware	1/01 – 6/30	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	1/01 – 6/30	—
Letil Navigation Ltd.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	—
Navios Maritime Midstream Partners Finance (US) Inc.	Sub-Holding Company	Delaware	1/01 – 6/30	—
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	—
Amorgos Shipping Corporation	Nave Cosmos	Marshall Is.	1/01 – 6/30	—
Andros Shipping Corporation	Nave Polaris	Marshall Is.	1/01 – 6/30	—
Antikithira Shipping Corporation	Nave Equator	Marshall Is.	1/01 – 6/30	—
Antiparos Shipping Corporation	Nave Atria	Marshall Is.	1/01 – 6/30	—
Antipaxos Shipping Corporation	Nave Dorado	Marshall Is.	1/01 – 6/30	—
Antipsara Shipping Corporation	Nave Velocity	Marshall Is.	1/01 – 6/30	—
Crete Shipping Corporation	Nave Cetus	Marshall Is.	1/01 – 6/30	—
Delos Shipping Corporation	Nave Photon	Marshall Is.	1/01 – 6/30	—
Folegandros Shipping Corporation	Nave Andromeda	Marshall Is.	1/01 – 6/30	—
Ikaria Shipping Corporation	Nave Aquila	Marshall Is.	1/01 – 6/30	—
Ios Shipping Corporation	Nave Cielo	Cayman Islands	1/01 – 6/30	—
Iraklia Shipping Corporation	Bougainville	Marshall Is.	1/01 – 6/30	—
Kimolos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Kithira Shipping Corporation	Nave Orbit	Marshall Is.	1/01 – 6/30	—
Kos Shipping Corporation	Nave Bellatrix	Marshall Is.	1/01 – 6/30	—
Lefkada Shipping Corporation	Nave Buena Suerte	Marshall Is.	1/01 – 6/30	—
Leros Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Mytilene Shipping Corporation	Nave Orion	Marshall Is.	1/01 – 6/30	—
Oinousses Shipping Corporation	Nave Jupiter	Marshall Is.	1/01 – 6/30	—
Psara Shipping Corporation	Nave Luminosity	Marshall Is.	1/01 – 6/30	—
Rhodes Shipping Corporation	Nave Cassiopeia	Marshall Is.	1/01 – 6/30	—
Samos Shipping Corporation	Nave Synergy	Marshall Is.	1/01 – 6/30	—
Samothrace Shipping Corporation	Nave Pulsar	Marshall Is.	1/01 – 6/30	—
Serifos Shipping Corporation	Nave Estella	Marshall Is.	1/01 – 6/30	—
Sifnos Shipping Corporation	Nave Titan	Marshall Is.	1/01 – 6/30	—
Skiathos Shipping Corporation	Nave Capella	Marshall Is.	1/01 – 6/30	—

Skopelos Shipping Corporation	Nave Ariadne	Cayman Islands	1/01 – 6/30	—
Skyros Shipping Corporation	Nave Sextans	Marshall Is.	1/01 – 6/30	—
Syros Shipping Corporation	Nave Alderamin	Marshall Is.	1/01 – 6/30	—
Thera Shipping Corporation	Nave Atropos	Marshall Is.	1/01 – 6/30	—
Tilos Shipping Corporation	Nave Spherical	Marshall Is.	1/01 – 6/30	—
Tinos Shipping Corporation	Nave Rigel	Marshall Is.	1/01 – 6/30	—
Zakynthos Shipping Corporation	Nave Quasar	Marshall Is.	1/01 – 6/30	—
Cyrus Investments Corp.	Baghdad	Marshall Is.	1/01 – 6/30	—
Olivia Enterprises Corp.	Erbil	Marshall Is.	1/01 – 6/30	—
Limnos Shipping Corporation	Nave Pyxis	Marshall Is.	1/01 – 6/30	—
Thasos Shipping Corporation	Nave Equinox	Marshall Is.	1/01 – 6/30	—
Agistri Shipping Limited	Operating Subsidiary	Malta	1/01 – 6/30	—
Paxos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Donoussa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Schinousa Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Alonnisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Makronisos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Shinyo Loyalty Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 6/30	—
Shinyo Navigator Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 6/30	—
Amindra Navigation Co.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	—
Navios Maritime Midstream Partners L.P.	Sub-Holding Company	Marshall Is.	1/01 – 6/30	—
Navios Maritime Midstream Operating LLC	Sub-Holding Company	Marshall Is.	1/01 – 6/30	—
Shinyo Dream Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 6/30	—
Shinyo Kannika Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 6/30	—
Shinyo Kieran Limited	Nave Universe	British Virgin Islands	1/01 – 6/30	—
Shinyo Ocean Limited	Former Vessel-Owning Company	Hong Kong	1/01 – 6/30	—
Shinyo Saowalak Limited	Nave Constellation	British Virgin Islands	1/01 – 6/30	—
Sikinos Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Kerkyra Shipping Corporation	Nave Galactic	Marshall Is.	1/01 – 6/30	—
Doxa International Corp.	Nave Electron	Marshall Is.	1/01 – 6/30	—
Alkmene Shipping Corporation	Star N	Marshall Is.	1/01 – 6/30	—
Aphrodite Shipping Corporation	Aurora N	Marshall Is.	1/01 – 6/30	—
Dione Shipping Corporation	Lumen N	Marshall Is.	1/01 – 6/30	—
Persephone Shipping Corporation	Hector N	Marshall Is.	1/01 – 6/30	—
Rhea Shipping Corporation	Perseus N	Marshall Is.	1/01 – 6/30	—
Tzia Shipping Corporation (30)	Nave Celeste	Marshall Is.	1/01 – 6/30	—
Boysenberry Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Cadmium Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Celadon Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Cerulean Shipping Corporation	Former Vessel-Owning Company	Marshall Is.	1/01 – 6/30	—
Kleio Shipping Corporation (6)	TBN XI	Marshall Is.	1/01 – 6/30	—
Polymnia Shipping Corporation (6)	TBN XII	Marshall Is.	1/01 – 6/30	—
Goddess Shiptrade Inc. (21)	Navios Astra	Marshall Is.	1/01 – 6/30	—
Navios Acquisition Merger Sub.Inc.	Merger SPV	Marshall Is.	1/01 – 6/30	—

Aramis Navigation Inc.(3)	Navios Azimuth	Marshall Is.	1/01 – 6/30	—
Thalia Shipping Corporation (6)	TBN XV	Marshall Is.	1/01 – 6/30	—
Muses Shipping Corporation (6)	TBN XVI	Marshall Is.	1/01 – 6/30	—
Euterpe Shipping Corporation (8)	TBN XIV	Marshall Is.	1/01 – 6/30	—
Calliope Shipping Corporation (6)	TBN XIII	Marshall Is.	1/01 – 6/30	—
Karpathos Shipping Corporation (6)	TBN XXI	Marshall Is.	6/22 – 6/30	—
Patmos Shipping Corporation (6)	TBN XXII	Marshall Is.	6/22 – 6/30	—
Tarak Shipping Corporation (6)	TBN XVIII	Marshall Is.	4/26 – 6/30	—
Astrovalos Shipping Corporation (8)	TBN XVII	Marshall Is.	4/26 – 6/30	—
Ithaki Shipping Corporation (27)	TBN XX	Marshall Is.	4/26 – 6/30	—
Gavdos Shipping Corporation (6)	TBN XIX	Marshall Is.	4/26 – 6/30	—

(1)	The vessel was sold on August 13, 2021.

(2)	The vessel was sold on October 29, 2021.

(3)	The vessel was acquired on July 9, 2021.

(4)	The vessel was sold on August 16, 2021.

(5)	The vessel was sold in September 2022.

(6)	Expected to be delivered by the second half of 2024.

(7)	The vessel was acquired on June 30, 2021 (see Note 5 – Vessels, net).

(8)	Expected to be delivered by the first half of 2024.

(9)	The vessel was delivered on July 24, 2019 (see Note 15 – Leases).

(10)	The vessels were delivered on May 28, 2021 and June 10, 2021 (see Note 15 – Leases).

(11)	Not a vessel-owning subsidiary and only holds right to charter-in contracts.

(12)	Vessels under the sale and leaseback transaction.

(13)	The vessel was sold on December 10, 2020.

(14)	The vessels were acquired on June 29, 2020, following the liquidation of Navios Europe II.

(15)	The vessels were acquired on September 30, 2020.

(16)	The vessels were acquired on March 30, 2021 (see Note 5 – Vessels, net).

(17)	The vessel was sold on January 13, 2021 (see Note 5 – Vessels, net).

(18)	The vessel was sold on January 28, 2021 (see Note 5 – Vessels, net).

(19)	The vessel was sold on February 10, 2021 (see Note 5 – Vessels, net).

(20)	The vessel was sold on March 25, 2021 (see Note 5 – Vessels, net).

(21)	Expected to be delivered by the second half of 2022.

(22)	Expected to be delivered in the first half of 2023.

(23)	The vessel was sold on July 31, 2021.

(24)	The vessels were acquired on May 10, 2021 (see Note 5 – Vessels, net).

(25)	Expected to be delivered by the second half of 2023.

(26)	The vessel was acquired on June 4, 2021 (see Note 5 – Vessels, net).
(27)	Expected to be delivered by the first half of 2025.
(28)	The vessel agreed to be sold in February 2022. The sale is expected to be completed in September 2022 (see Note 5 – Vessels, net).
(29)	The vessel was delivered on July 27, 2022 (see Note 12 – Commitments and Contingencies).
(30)	The vessel was delivered on July 5, 2022 (see Note 12 – Commitments and Contingencies).
(31)	The vessel agreed to be sold in September 2022. The sale is expected to be completed in the fourth quarter of 2022 (see Note 17 – Subsequent Events).

Revenue and Expense Recognition:

Revenue from time chartering

Revenues from time chartering and bareboat chartering of vessels are accounted for as operating leases and are thus recognized on a straight line basis as the average lease revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers’ disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Short period charters for less than three months are referred to as spot-charters. Charters extending three months to a year are generally referred to as medium-term charters. All other charters are considered long-term. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease components will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel. Revenue from time chartering and bareboat chartering of vessels amounted to $255,288 and $145,241 for the three month periods ended June 30, 2022 and 2021, respectively. Revenue from time chartering and bareboat chartering of vessels amounted to $476,606 and $207,740 for the six month periods ended June 30, 2022 and 2021, respectively.

Revenue from voyage contracts

Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo. Upon adoption of ASC 606, the Company recognizes revenue ratably from port of loading to when the charterer’s cargo is discharged as well as defer costs that meet the definition of “costs to fulfill a contract” and relate directly to the contract. Revenue from voyage contracts amounted to $10,835 and $4,389 for the three month periods ended June 30, 2022 and 2021, respectively. Revenue from voyage contracts amounted to $17,406 and $5,609 for the six month periods ended June 30, 2022 and 2021, respectively.

Pooling arrangements

For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company’s vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel’s age, design and other performance characteristics. Revenue under pooling arrangements is accounted for as variable rate operating leases on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material. The Company recognizes net pool revenue on a monthly and quarterly basis, when the vessel has participated in a pool during the period and the amount of pool revenue can be estimated reliably based on the pool report. Revenue from vessels operating in pooling arrangements amounted to $13,726 and $2,379 for the three month periods ended June 30, 2022 and 2021, respectively. Revenue from vessels operating in pooling arrangements amounted to $22,392 and $3,723 for the six month periods ended June 30, 2022 and 2021, respectively.

Revenue from profit-sharing

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer’s average daily income (calculated on a quarterly or semi-annual basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit sharing elements, these are accounted for on the actual cash settlement or when such revenue becomes determinable. Profit-sharing revenue amounted to $812 and $0 for the three month periods ended June 30, 2022 and 2021, respectively. Profit-sharing revenue amounted to $874 and $0 for the six month periods ended June 30, 2022 and 2021, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Recent Accounting Pronouncements:

These condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes included in Navios Partners’ Annual Report on Form 20-F for the year ended December 31, 2021. On January 1, 2022, the Company adopted the provisions of ASU 2021-05, Lease (Topic 842): Lessors—Certain Leases with Variable Lease Payments (“ASU 2021-05”) and this adoption did not have a material effect on Company’s interim condensed consolidated financial position, results of operations, and cash flows.